AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 19, 2014.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 134	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 135	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Daniel E. Draper	With a copy to:
3500 Lacey Road, Suite 700	Alan P. Goldberg
Downers Grove, IL 60515	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on March 21, 2014 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 134 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating March 21, 2014 as the new effective date for Post-Effective Amendment No. 34 to the Trust’s Registration Statement, which was filed on April 20, 2012 pursuant to Rule 485(a) under the Securities Act.  The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 44, 48, 52, 57, 65, 72, 77, 81, 86, 91, 99, 103, 107, 112, 115, 120, 123, 127 and 130 to the Trust’s Registration Statement filed on July 23, 2012, July 27, 2012, August 17, 2012, September 11, 2012, October 10, 2012, November 8, 2012, December 6, 2012, January 4, 2013, February 1, 2013, March 4, 2013, April 3, 2013, May 3, 2013, June 3, 2013, July 2, 2013, August 1, 2013, August 30, 2013, September 30, 2013, October 30, 2013, November 26, 2013, December 23, 2013 and January 21, 2014, respectively.  This Amendment relates solely to PowerShares Global Macro Portfolio, PowerShares Emerging Markets Equity Allocation Portfolio, PowerShares Crude Oil Allocation Portfolio and PowerShares Absolute Return Allocation Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 34 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 89 to the Trust’s Registration Statement, which was filed on April 3, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 19th day of February, 2014.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	February 19, 2014
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	February 19, 2014
Steven M. Hill

/s/ Anna Paglia	Secretary	February 19, 2014
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	February 19, 2014
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	February 19, 2014
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	February 19, 2014
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	February 19, 2014
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	February 19, 2014
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	February 19, 2014
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	February 19, 2014
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	February 19, 2014
Donald H. Wilson

*By: /s/ Anna Paglia		February 19, 2014
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.